21. EMPLOYEES BENEFITS PLANS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
FAF [Member]
Composition of actuarial assets and liabilities
Present value of actuarial liabilities	R$ 3,412,120	R$ 2,498,564
Fair value of actuarial assets	(3,771,792)	(3,193,931)
(Surplus) Deficit	(359,672)	(695,367)
Irrecoverable surplus - (asset ceiling)	359,672	695,367
Rollforward of irrecoverable surplus
Beginning balance of irrecoverable surplus	695,367	801,530
Interest on irrecoverable surplus	64,113	78,069
Changes in irrecoverable surplus during the year	(399,808)	(184,232)
Ending balance of irrecoverable surplus	359,672	695,367
Rollforward of present value of actuarial liabilities
Beginning balance of the present value of liabilities	2,498,564	2,275,862
Interest on actuarial obligations	223,848	215,403
Current service cost	28,172	27,972
Benefit paid	(142,390)	(129,057)
Actuarial losses - experience	85,002	35,950
Actuarial losses - hypothesis	718,924	72,434
Ending balance of actuarial liabilities	3,412,120	2,498,564
Rollforward of fair value assets
Beginning balance of the fair value of plan assets	(3,193,931)	(3,077,392)
Interest income on assets plan	(287,961)	(293,472)
Benefit paid	142,390	129,057
Return on assets higher (lower) than projection	(432,290)	47,876
Ending balance of fair value assets	(3,771,792)	(3,193,931)
Rollforward of comprehensive income
Beginning balance	27,972
Reversion to statement of income	(27,972)	(26,812)
Actuarial gains (losses)	(803,925)	(108,384)
Return on assets higher (lower) than projection	432,289	(47,876)
Changes on irrecoverable surplus	399,808	184,232
Ending balance	28,172	27,972
Costs recognized in statement of income
Current service costs	(28,172)	(27,972)
Interest on actuarial obligations	(223,848)	(215,403)
Projected return on assets	287,961	293,472
Interest on irrecoverable surplus	(64,113)	(78,069)
Costs recognized in statement of income	(28,172)	(27,972)
Estimated costs for the next period
Costs of defined benefit	(42,106)	(28,172)
Estimated costs for the next period	(42,106)	(28,172)
Plan II [Member]
Composition of actuarial assets and liabilities
Present value of actuarial liabilities	19,550	17,447
Fair value of actuarial assets	(29,580)	(27,819)
(Surplus) Deficit	(10,030)	(10,372)
Irrecoverable surplus - (asset ceiling)	6,777	8,502
Net acturial asset	(3,253)	(1,870)
Rollforward of irrecoverable surplus
Beginning balance of irrecoverable surplus	8,502	8,452
Interest on irrecoverable surplus	782	821
Changes in irrecoverable surplus during the year	(2,507)	(771)
Ending balance of irrecoverable surplus	6,777	8,502
Rollforward of present value of actuarial liabilities
Beginning balance of the present value of liabilities	17,447
Interest on actuarial obligations	1,544	1,497
Current service cost
Benefit paid	(1,353)	(1,276)
Actuarial losses - experience	(1,176)	782
Actuarial losses - hypothesis	3,088	435
Ending balance of actuarial liabilities	19,550	17,447
Rollforward of fair value assets
Beginning balance of the fair value of plan assets	(27,819)	(26,682)
Interest income on assets plan	(2,497)	(2,534)
Benefit paid	1,353	1,276
Return on assets higher (lower) than projection	(617)	121
Ending balance of fair value assets	(29,580)	(27,819)
Rollforward of comprehensive income
Beginning balance	(567)
Reversion to statement of income	567	1,284
Actuarial gains (losses)	(1,911)	(1,217)
Return on assets higher (lower) than projection	617	(121)
Changes on irrecoverable surplus	2,507	771
Ending balance	1,213	(567)
Costs recognized in statement of income
Current service costs
Interest on actuarial obligations	(1,544)	(1,497)
Projected return on assets	2,497	2,534
Interest on irrecoverable surplus	(782)	(821)
Costs recognized in statement of income	171	216
Estimated costs for the next period
Costs of defined benefit	228	171
Estimated costs for the next period	R$ 228	R$ 171